NOTES PAYABLE – RELATED PARTIES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
NOTES PAYABLE – RELATED PARTIES

NOTE 11: NOTES PAYABLE – RELATED PARTIES

The Company entered into notes payable as follows as of March 31, 2022 and December 31, 2021:

	2022	2021
Notes payable ($5,000,000 each), at 5% interest, maturing December 3, 2022 for acquisition of Tickeri (see Note 4) with the two principals of Tickeri, one of which is an officer of the Company as well; payments due at maturity	$10,000,000	$10,000,000

Notes payable ($435,000 and $65,000), at 5% interest, originally maturing April 1, 2022, extended to the earlier of July 1, 2022 or 30 days past the effectiveness of a registration statement on Form S-1 for the acquisition of Monster (see Note 4) with the two principals of Monster; payments due at maturity (increased note balance by $9,000 to the two noteholders for the extension which did not constitute a material modification of a debt instrument)	500,000	500,000

Notes payable ($271,250 and $215,000), at 3% interest, maturing December 31, 2022, with family relatives of the two principals of Monster; payments due at maturity	486,250	486,250

Note payable with a company whose managing member is related to an officer and director of the Company, at 4% interest, maturing February 22, 2025, payment due at maturity	3,000,000	-

Note payable with a company whose managing member is related to an officer and director of the Company, at 4% interest, maturing March 31, 2025, payment due at maturity	1,500,000	-

Advance – officer – Ixaya, on demand, no interest	10,671	-

Total	15,496,921	10,986,250
Less: Current portion	(10,996,921)	(10,986,250)
Long-term debt	$4,500,000	$-

Maturities of notes payable – related parties as of March 31 is as follows:
2023	$10,996,921
2024	-
2025	4,500,000
$15,496,921

Interest expense for the three months ended March 31, 2022 and 2021 was $145,049 and $0, respectively. Accrued interest at March 31, 2022 was $453,987.

NOTE 9: NOTES PAYABLE – RELATED PARTIES

The Company entered into notes payable as follows as of December 31, 2021 and 2020:

	2021	2020
Notes payable ($5,000,000 each), at 5% interest, maturing December 3, 2022 for acquisition of Tickeri (see Note 4) with the two principals of Tickeri, one of which is an officer of the Company as well; payments due at maturity	$10,000,000	$-

Notes payable ($435,000 and $65,000), at 5% interest, maturing April 1, 2022 for acquisition of Monster (see Note 4) with the two principals of Monster; payments due at maturity	500,000	-

Notes payable ($271,250 and $215,000), at 3% interest, maturing December 31, 2022, with family relatives of the two principals of Monster; payments due at maturity	486,250	-

Total	10,986,250	-
Less: Current portion	(10,986,250)	-
Long-term debt	$-	$-

Maturities of notes payable – related parties as of December 31 is as follows:

2022	$10,986,250
$10,986,250

Interest expense for the years ended December 31, 2021 and 2020 was $308,938 and $0, respectively. Accrued interest at December 31, 2021 was $308,938.

Monster Creative LLC [Member]
NOTES PAYABLE – RELATED PARTIES

NOTE 5: NOTES PAYABLE – RELATED PARTIES

The Company entered into notes payable as follows as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Officer	$-	$399,512
Childress	215,000	380,500
Brandt	271,250	199,000

Total	486,250	979,012
Less: Current portion	(486,250)	(979,012)
Long-term debt	$-	$-

Interest expense for the six months ended June 30, 2021 and 2020 was $18,707 and $29,150 respectively. Accrued interest at June 30, 2021 was $0.

NOTE 5: NOTES PAYABLE – RELATED PARTIES

The Company entered into notes payable as follows as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Officer	$399,512	$860,513
Childress	380,500	373,000
Brandt	199,000	193,000

Total	979,012	1,426,513
Less: Current portion	(979,012)	(1,426,513)
Long-term debt	$-	$-

Interest expense for the years ended December 31, 2020 and 2019 was $49,977 and $60,128, respectively. Accrued interest at December 31, 2020 was $0.